General and Administrative Expenses	6 Months Ended
Jun. 30, 2019
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Administrative services fees (Note 3)	2,581	2,279	5,016	4,406
Commercial management fees (Note 3)	1,350	1,350	2,700	2,700
Share-based compensation (Note 17)	263	247	498	509
Other expenses	700	865	1,572	1,820
Total	4,894	4,741	9,786	9,435